Monetta Young Investor Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 50.3%	Shares	Value
SPDR S&P 500 Trust (a)	20,000	$13,323,600
Vanguard S&P 500	13,500	8,267,130
TOTAL EXCHANGE TRADED FUNDS (Cost $5,858,208)		21,590,730

COMMON STOCKS - 47.7%	Shares	Value
Basic Material - 0.9%
Steel - 0.9%
Nucor Corp.	3,000	406,290

Capital Equipment - 1.0%
Aerospace & Defense - 1.0%
Boeing Co. (b)	1,900	410,077

Consumer Cyclical - 6.5%
Automobile - 2.1%
Tesla, Inc. (b)	2,000	889,440

Leisure Service - 3.4%
Netflix, Inc. (b)	900	1,079,028
Uber Technologies, Inc. (b)	4,000	391,880
		1,470,908
Media-Radio/TV - 1.0%
Walt Disney Co.	3,800	435,100
Total Consumer Cyclical		2,795,448

Energy - 0.9%
Oil & Gas-Refining/Marketing - 0.9%
Phillips 66	2,900	394,458

Financial - 7.2%
Bank-Money Center - 6.3%
JPMorgan Chase & Co.	8,500	2,681,155

Finance-Miscellaneous - 0.9%
MasterCard, Inc. - Class A	700	398,167
Total Financial		3,079,322

Healthcare - 1.0%
Healthcare-Patient Care - 1.0%
UnitedHealth Group, Inc.	1,200	414,360

Retail - 8.7%
Retail-Major Chain - 1.1%
Costco Wholesale Corp.	500	462,815

Retail-Specialty - 7.6%
Amazon.com, Inc. (b)	15,000	3,293,550
Total Retail		3,756,365

Technology - 20.6%
Computer Data Storage - 3.0%
Apple, Inc.	5,000	1,273,150

Computer-Software - 6.1%
Microsoft Corp.	3,500	1,812,825
Palantir Technologies, Inc. - Class A (b)	2,200	401,324
Spotify Technology (b)	600	418,800
		2,632,949
Electronic-Semiconductor - 3.2%
Broadcom, Inc.	1,400	461,874
NVIDIA Corp.	5,000	932,900
		1,394,774
Internet - 8.3%
Alphabet, Inc. - Class C	11,000	2,679,050
Meta Platforms, Inc. - Class A	1,200	881,256
		3,560,306
Total Technology		8,861,179

Utility - 0.9%
Electric Power - 0.9%
Vistra Corp.	2,000	391,840
TOTAL COMMON STOCKS (Cost $6,476,523)		20,509,339

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.05% (c)	930,232	930,232
TOTAL MONEY MARKET FUNDS (Cost $930,232)		930,232

TOTAL INVESTMENTS - 100.2% (Cost $13,264,963)		43,030,301
Liabilities in Excess of Other Assets - (0.2)%		(88,776)
TOTAL NET ASSETS - 100.0%		$42,941,525

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Monetta Young Investor Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$21,590,730	$–	$–	$21,590,730
Common Stocks	20,509,339	–	–	20,509,339
Money Market Funds	930,232	–	–	930,232
Total Investments	$43,030,301	$–	$–	$43,030,301

Refer to the Schedule of Investments for further disaggregation of investment categories.